[LOGO]                                                    [Picture of Pen]

ANNUAL REPORT DECEMBER 31, 1999

           EATON VANCE
[Picture     SPECIAL
   of       EQUITIES
  Flag]       FUND

Global Management-Global Distribution

                                  [Picture of Stock Market]

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

LETTER TO SHAREHOLDERS

[Picture]          Eaton Vance Special Equities Fund Class A shares had a
                   total return of 42.30% for the year ended December 31,
James B. Hawkes    1999. That return was the result of an increase in net
President          asset value per share (NAV) from $7.50 on December 31,
                   1998 to $9.39 on December 31, 1999, and the reinvestment
of $1.114 in capital gain distributions.(1)

Class B shares had a total return of 41.36% for the same period, the result of an increase in NAV from $14.82 on December 31, 1998 to $19.67 on December 31, 1999, and the reinvestment of $1.114 in capital gain distributions.(1)

Class C shares had a total return of 40.90% for the same period, the result of an increase in NAV from $11.00 on December 31, 1998 to $14.22 on December 31, 1999, and the reinvestment of $1.114 in capital gain distributions.(1)

A robust economy and tame inflation
provided an excellent backdrop for
the U.S. equity markets in 1999...

The U.S. economy continued to expand strongly in the past year, with gross domestic product rising at a 5.8% pace in the fourth quarter. With unemployment at a 30-year low, consumer confidence remained high, providing a boost to retail activity. Interestingly, though, the robust economy and ebullient consumer attitudes have not resulted in higher inflation. The Federal Reserve raised its benchmark Federal Funds rate three times during the year in a preemptive strike. However, continuing global competition, increased productivity and the enhanced use of technology have generally helped keep inflation pressures in check.

The new century promises
major opportunities in
emerging growth companies...

On the strength of innovation and technological advances, many small companies generated strong revenue growth in 1999. Developments in the Internet and biotechnology provided a glimpse of changes in store as the new century approaches. With the integration of the world economy, small companies now have a global market to cultivate, suggesting enormous opportunities in emerging growth stocks. Eaton Vance Special Equities Fund will continue to focus on those opportunities.

As we look ahead, we can certainly anticipate continued volatility in the stock market. By historical standards, the valuations of many stocks and certain market sectors are quite extended. Over the long-term, however, we remain confident about the superior earnings potential of selected small-cap stocks. In the following pages, portfolio manager Jack Smiley discusses the past 12 months and offers his outlook for emerging growth companies in the year ahead.

                                      Sincerely,

                                      JAMES B. HAWKES

                                      James B. Hawkes
                                      President
                                       February 9, 2000

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF DECEMBER 31, 1999

Performance(2)                              Class A      Class B       Class C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                     42.30%       41.36%        40.90%
Five Years                                   23.49        21.26         20.96
Ten Years                                    15.83         N.A.          N.A.
Life of Fund+                                10.18        19.27         20.14

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                     34.07%       36.36%        39.90%
Five Years                                   22.03        21.08         20.96
Ten Years                                    15.15         N.A.          N.A.
Life of Fund+                                 9.98        19.19         20.14

+Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

Ten Largest Holdings(3)
------------------------------------------------------
Affiliated Computer Services, Inc. Class A        1.8%
BISYSGroup, Inc. (The)                            1.8
The Men's Wearhouse, Inc.                         1.7
Diamond Technology Partners                       1.7
Great Plains Software, Inc.                       1.7
Dallas Semiconductor Corp.                        1.6
United Stationers                                 1.6
Waddell & Reed Financial, Inc. Class A            1.5
Pegasus Systems, Inc.                             1.4
MiniMed, Inc.                                     1.3

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares and Class C shares. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SECreturn for Class C reflects 1% CDSC. (3) As of 12/31/99, ten largest holdings account for 16.1% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the Portfolio. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

MANAGEMENT DISCUSSION

[Picture]                       AN INTERVIEW WITH
                                EDWARD E. (JACK) SMILEY, JR.,
Edward E. (Jack) Smiley, Jr.    PORTFOLIO MANAGER OF
Portfolio Manager               EATON VANCE SPECIAL EQUITIES FUND

                                Q: Jack, 1999 was a remarkable
   year for the U.S. equity markets. How would you characterize the climate for emerging growth stocks?

A: The climate was vastly improved in 1999, as emerging growth stocks gained ground on their large-cap counterparts. That followed a period of several years during which the small-cap universe has significantly underperformed large-caps. These stocks were extremely undervalued, a discrepancy exaggerated by the institutional trend toward indexing, which, of necessity, resulted in a flow of investments toward large-cap stocks.

   That investment flow shifted somewhat in 1999. With large-cap valuations at historical highs, investors started taking a look at smaller stocks. Many smaller companies in technology, communications and biotech have established strong earnings momentum in recent years. At recent undervalued levels, investors have taken notice.

Q: What is behind the earnings growth of these smaller companies?

A: In many segments of the economy, smaller companies are using technology to develop new products and services. Technology has generally helped increase productivity throughout the economy, making businesses more efficient, improving inventory management and reducing the paperwork logjam in areas such as health care. Companies that have contributed to this growing trend have enjoyed strong demand for their products. And, because they contribute to increased productivity, product demand tends to be less impacted by fluctuations in the economy.

Q: What was the main driver of the Fund's performance during the past year?

A: One of the Fund's most successful themes in 1999 was the "business-to-business" segment of the economy. Commerce One is a good example of the Fund's investments in this area. Through its Global Training Web, the company provides electronic commerce capabilities that link business buyers with vendors over the Internet. By automating the supply chain, businesses can acquire goods more efficiently and at the best price available. In addition to its customer base of utilities, finance, telecom and transportation companies, Commerce One recently reached an agreement to provide electronic commerce solutions for auto giant General Motors.

Five Largest Industry Weightings(1)
--------------------------------------------

Information Services                   12.1%

Computer Software                  8.6%

Business Services              8.0%

Seniconductors             6.8%

Oil & Gas Exploration  5.4%

(1)Because the Portfolio is actively managed, Industry
Weightings are subject to change.

-------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

MANAGEMENT DISCUSSION CONT'D

   Sapient Corp. uses client/server and web-based technologies to help clients -- which include large multinationals as well as start-ups -- to achieve their business goals. Sapient's services include packaged software solutions, custom software development and business consulting.

Q: Talk of the Internet seems to dominate the news these days.
   What ways have you found to participate in the sector?

A: We've owned a number of companies that provide services to companies doing business on the Internet. Diamond Technology Partners is a good example. The company helps its clients develop strategies for participating in e-commerce. Clearly, there has been a rush to the Internet by companies across many industries. But without good planning and strategy, these companies risk becoming just another "dot.com." Diamond has helped its customers fine-tune their Internet strategies and optimize the Internet as a marketing tool. As a result, the company enjoyed strong revenue growth, and a 46% jump in earnings in the first half of 1999.

Q: Are semiconductors still part of the Fund's investment strategy?

A: Yes. The semiconductor sector has been a major beneficiary of the continuing fast growth in communications, business networking and the Internet, and the Fund has had a significant exposure to chip manufacturers. Applied Micro Circuits Corp. is a leading manufacturer of high-bandwidth silicon for fiber optic networks. Through the use of new process technologies, the company is able to produce integrated circuits that enable telecom service providers to transport increased volumes of voice and data through the fiber optic networks. The company enjoyed strong revenue growth and improving margins in its second quarter and saw earnings rise 29.8% over the same period a year ago.

   Elsewhere in the semiconductor industry, Dallas Semiconductor Corp. makes high-performance integrated circuits. With a customer base that includes the telecom, industrial, medical and consumer markets, the company's products have applications in areas such as wireless handsets, networking, data storage, servers and a wide range of industrial equipment.

Q: What other areas have you found attractive for emerging companies?

A: Millipore Corp. makes products that employ membrane, or separation, technology. The company is enjoying accelerating earnings growth from their semiconductor supply products as well as for their specialty products for biotech and pharmaceutical manufacturers. To date, the market has not given full credit for these growth engines. Management continues to improve operating margins by focusing on end-markets with excellent growth potential.

   In the advertising area, Catalina Marketing Corp. performs marketing services for retailers. In addition to advertising, in-store promotions and discount coupons, the company provides retail stores and manufacturers with increasingly sophisticated marketing data on the buying habits of shoppers.

Q: Were there any sectors of the Fund that underperformed in 1999?

A: Yes. Financial stocks lagged the market considerably, finding it difficult to advance in an environment of rising interest rates. However, we did find some selected opportunities in the financial area. City National Corp. is the largest independent bank operating in Southern California. With 47 offices throughout the area and $6.7 billion in assets, City National has benefited from the strong California economy. Recently the bank introduced its eLink product, which offers online banking, brokerage, bill payment and customer access to accounts and services.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

MANAGEMENT DISCUSSION CONT'D

   The energy sector had a very good year in absolute terms, but, like many value areas, trailed the stampede to technology. Some of our energy holdings turned in solid performances in 1999 and should continue to benefit from higher energy prices. Newfield Exploration Co., for example, is an independent oil and gas company involved in exploration and acquisition of energy properties, primarily in the Gulf of Mexico. The company has benefited in 1999 from a 31% increase in production and higher prices for gas and oil. The company also began to expand international ventures in 1999.

Q: Jack, what is your outlook for emerging growth stocks in the coming year?

A: Although emerging growth stocks continued the recovery started late in 1998, I believe they still have a good deal of ground to make up relative to large-cap stocks. According to historical standards, I believe that the gap that has existed in recent years is very likely to narrow. And, while I believe that technology and Internet-related companies should continue to register strong revenue growth, it's likely that some of the heretofore neglected areas of the market -- such as retailing, energy and financial services -- may begin to emerge.

   The current economic expansion has now lasted longer than any other post war recovery. Through much of that recovery, the market has been dominated by large-cap stocks. As I indicated, I believe that we have entered the early stages of a recovery in smaller stocks. Small-cap companies with exciting new products and services have the potential to be the industry leaders of the future. I'm confident that the Fund is positioned to share in their future long-term growth.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
EATON VANCE SPECIAL EQUITIES FUND, CLASS A VS.
STANDARD & POOR'S SMALL CAP 600

FUND/NAVFUND/MOPS&P SC 600
12/31/89    $10,000     $9,421    $10,000
 1/31/90     $9,224     $8,690     $9,078
 2/28/90     $9,636     $9,078     $9,301
 3/31/90    $10,071     $9,488     $9,591
 4/30/90     $9,820     $9,251     $9,192
 5/31/90    $11,174    $10,527     $9,841
 6/30/90    $11,458    $10,795     $9,834
 7/31/90    $11,061    $10,420     $9,313
 8/31/90     $9,858     $9,287     $8,165
 9/30/90     $9,115     $8,587     $7,405
10/31/90     $8,840     $8,328     $6,883
11/30/90     $9,650     $9,091     $7,381
12/31/90    $10,250     $9,656     $7,631
 1/31/91    $11,289    $10,635     $8,179
 2/28/91    $12,278    $11,567     $9,105
 3/31/91    $13,006    $12,253     $9,678
 4/30/91    $12,720    $11,983     $9,700
 5/31/91    $13,583    $12,796    $10,082
 6/30/91    $12,700    $11,964     $9,648
 7/31/91    $13,709    $12,915    $10,028
 8/31/91    $14,070    $13,255    $10,467
 9/30/91    $13,884    $13,080    $10,555
10/31/91    $14,472    $13,633    $10,927
11/30/91    $14,020    $13,208    $10,436
12/31/91    $16,126    $15,192    $11,332
 1/31/92    $15,991    $15,064    $12,193
 2/28/92    $16,177    $15,240    $12,449
 3/31/92    $15,245    $14,362    $12,101
 4/30/92    $14,585    $13,740    $11,614
 5/31/92    $14,517    $13,676    $11,747
 6/30/92    $13,941    $13,133    $11,297
 7/31/92    $14,703    $13,851    $11,718
 8/31/92    $14,432    $13,596    $11,384
 9/30/92    $14,720    $13,867    $11,708
10/31/92    $15,110    $14,234    $12,195
11/30/92    $16,296    $15,352    $13,244
12/31/92    $16,563    $15,604    $13,715
 1/31/93    $16,914    $15,934    $14,083
 2/28/93    $15,698    $14,788    $13,682
 3/31/93    $16,011    $15,083    $14,204
 4/30/93    $14,721    $13,868    $13,687
 5/31/93    $15,734    $14,823    $14,422
 6/30/93    $15,679    $14,771    $14,513
 7/31/93    $15,421    $14,528    $14,663
 8/31/93    $16,213    $15,274    $15,437
 9/30/93    $16,692    $15,725    $15,997
10/31/93    $16,858    $15,882    $16,304
11/30/93    $16,490    $15,534    $15,721
12/31/93    $16,752    $15,782    $16,290
 1/31/94    $16,971    $15,988    $16,674
 2/28/94    $16,872    $15,894    $16,626
 3/31/94    $15,401    $14,509    $15,432
 4/30/94    $15,401    $14,509    $15,664
 5/31/94    $14,984    $14,116    $15,353
 6/30/94    $14,189    $13,367    $14,784
 7/31/94    $14,388    $13,554    $14,969
 8/31/94    $15,699    $14,790    $15,988
 9/30/94    $15,222    $14,340    $15,905
10/31/94    $15,520    $14,621    $15,746
11/30/94    $14,884    $14,022    $15,144
12/31/94    $15,144    $14,267    $15,511
 1/31/95    $14,990    $14,122    $15,292
 2/28/95    $15,629    $14,723    $15,922
 3/31/95    $16,003    $15,076    $16,244
 4/30/95    $16,003    $15,076    $16,606
 5/31/95    $16,179    $15,242    $16,867
 6/30/95    $16,553    $15,594    $17,791
 7/31/95    $17,544    $16,527    $19,152
 8/31/95    $18,028    $16,984    $19,568
 9/30/95    $17,984    $16,942    $20,067
10/31/95    $17,324    $16,320    $19,077
11/30/95    $18,050    $17,004    $19,831
12/31/95    $18,675    $17,593    $20,158
 1/31/96    $18,628    $17,549    $20,200
 2/28/96    $19,330    $18,210    $20,863
 3/31/96    $19,424    $18,298    $21,309
 4/30/96    $20,290    $19,114    $22,533
 5/31/96    $21,132    $19,908    $23,332
 6/30/96    $20,945    $19,731    $22,418
 7/31/96    $19,353    $18,232    $20,875
 8/31/96    $20,290    $19,114    $22,166
 9/30/96    $21,858    $20,591    $23,139
10/31/96    $22,185    $20,900    $22,979
11/30/96    $23,168    $21,826    $24,172
12/31/96    $23,112    $21,773    $24,454
 1/31/97    $23,758    $22,381    $24,860
 2/28/97    $21,872    $20,605    $24,346
 3/31/97    $20,323    $19,146    $23,097
 4/30/97    $20,323    $19,146    $23,381
 5/31/97    $23,349    $21,996    $26,128
 6/30/97    $24,357    $22,946    $27,283
 7/31/97    $25,366    $23,897    $28,999
 8/31/97    $25,213    $23,753    $29,730
 9/30/97    $26,405    $24,875    $31,695
10/31/97    $25,733    $24,242    $30,326
11/30/97    $25,488    $24,012    $30,104
12/31/97    $26,388    $24,859    $30,713
 1/31/98    $26,350    $24,824    $30,114
 2/28/98    $28,502    $26,851    $32,857
 3/31/98    $29,873    $28,142    $34,112
 4/30/98    $30,402    $28,640    $34,313
 5/31/98    $28,324    $26,684    $32,495
 6/30/98    $29,684    $27,964    $32,586
 7/31/98    $27,720    $26,114    $30,096
 8/31/98    $22,282    $20,991    $24,288
 9/30/98    $24,661    $23,232    $25,774
10/31/98    $25,794    $24,300    $26,970
11/30/98    $27,569    $25,972    $28,488
12/31/98    $30,563    $28,792    $30,306
 1/31/99    $30,808    $29,023    $29,927
 2/28/99    $28,200    $26,566    $27,231
 3/31/99    $29,119    $27,432    $27,582
 4/30/99    $29,370    $27,668    $29,405
 5/31/99    $30,123    $28,378    $30,120
 6/30/99    $32,758    $30,861    $31,834
 7/31/99    $32,382    $30,506    $31,553
 8/31/99    $32,131    $30,269    $30,165
 9/30/99    $33,470    $31,531    $30,292
10/31/99    $35,436    $33,383    $30,216
11/30/99    $38,574    $36,339    $31,488
12/31/99    $43,490    $40,970    $34,067




Performance**                               Class A      Class B       Class C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                     42.30%       41.36%        40.90%
Five Years                                   23.49        21.26         20.96
Ten Years                                    15.83         N.A.          N.A.
Life of Fund+                                10.18        19.27         20.14

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                     34.07%       36.36%        39.90%
Five Years                                   22.03        21.08         20.96
Ten Years                                    15.15         N.A.          N.A.
Life of Fund+                                 9.98        19.19         20.14

+Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

 *Source: TowersData, Bethesda, MD.

  The chart compares the Fund's total return with that of the S&P 600
  SmallCap Index, a broad-based, unmanaged market index of small-capitalization stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. It is not possible to invest directly in an Index. An investment in the Fund's Class B shares on 8/22/94 at net asset value would have been worth $25,721 on December 31, 1999; $25,621 including applicable CDSC. An investment in the Fund's Class C shares on 11/17/94 at net asset value would have been worth $25,589 on December 31, 1999.

**Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
-----------------------------------------------------------
Investment in Special Equities Portfolio,
   at value (identified cost, $78,941,339)     $107,823,348
Receivable for Fund shares sold                      30,515
-----------------------------------------------------------
TOTAL ASSETS                                   $107,853,863
-----------------------------------------------------------
Liabilities
-----------------------------------------------------------
Payable to affiliate for service fees          $     16,270
Payable for Fund shares redeemed                     22,343
Accrued expenses                                     79,295
-----------------------------------------------------------
TOTAL LIABILITIES                              $    117,908
-----------------------------------------------------------
NET ASSETS                                     $107,735,955
-----------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------
Paid-in capital                                $ 65,564,767
Accumulated undistributed net realized gain
   from Portfolio (computed on the basis of
   identified cost)                              13,289,179
Net unrealized appreciation from Portfolio
   (computed on the basis of
   identified cost)                              28,882,009
-----------------------------------------------------------
TOTAL                                          $107,735,955
-----------------------------------------------------------
Class A Shares
-----------------------------------------------------------
NET ASSETS                                     $100,008,879
SHARES OUTSTANDING                               10,656,147
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (Net assets  DIVIDED BY shares of
      beneficial interest outstanding)         $       9.39
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.39)            $       9.96
-----------------------------------------------------------
Class B Shares
-----------------------------------------------------------
NET ASSETS                                     $  6,507,986
SHARES OUTSTANDING                                  330,826
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (Net assets  DIVIDED BY shares of
      beneficial interest outstanding)         $      19.67
-----------------------------------------------------------
Class C Shares
-----------------------------------------------------------
NET ASSETS                                     $  1,219,090
SHARES OUTSTANDING                                   85,701
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (Net assets  DIVIDED BY shares of
      beneficial interest outstanding)         $      14.22
-----------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
-----------------------------------------------------------
Dividends allocated from Portfolio              $   215,434
Interest allocated from Portfolio                   144,329
Expenses allocated from Portfolio                  (622,968)
-----------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO              $  (263,205)
-----------------------------------------------------------

Expenses
-----------------------------------------------------------
Trustees fees and expenses                      $     1,822
Distribution and service fees
   Class A                                          119,057
   Class B                                           38,391
   Class C                                            9,041
Transfer and dividend disbursing agent fees         104,606
Registration fees                                    38,475
Legal and accounting services                        29,753
Printing and postage                                 20,427
Amortization of organization expenses                13,754
Custodian fee                                        16,139
Miscellaneous                                        17,565
-----------------------------------------------------------
TOTAL EXPENSES                                  $   409,030
-----------------------------------------------------------

NET INVESTMENT LOSS                             $  (672,235)
-----------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                               $23,608,127
-----------------------------------------------------------
NET REALIZED GAIN                               $23,608,127
-----------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)          $ 8,998,968
-----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                               $ 8,998,968
-----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                $32,607,095
-----------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS      $31,934,860
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)        YEAR ENDED           YEAR ENDED
IN NET ASSETS              DECEMBER 31, 1999    DECEMBER 31, 1998
-----------------------------------------------------------------
From operations --
   Net investment loss       $    (672,235)       $    (600,344)
   Net realized gain            23,608,127            8,602,335
   Net change in
      unrealized
      appreciation (depreciation)        8,998,968       3,223,462
-----------------------------------------------------------------
NET INCREASE IN NET
   ASSETS FROM OPERATIONS    $  31,934,860        $  11,225,453
-----------------------------------------------------------------
Distributions to
   shareholders --
   From net realized gain
      Class A                $ (10,854,787)       $  (5,187,831)
      Class B                     (322,759)            (142,469)
      Class C                      (82,724)             (33,753)
-----------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS              $ (11,260,270)       $  (5,364,053)
-----------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of
      shares
      Class A                $   6,150,129        $   1,893,610
      Class B                    2,077,454            1,665,734
      Class C                      656,838            1,827,760
   Issued in
      reorganization of
      EV Marathon and EV
      Classic Special
      Equities Funds
      Class B                           --            3,498,869
      Class C                           --            1,401,510
   Net asset value of
      shares issued to
      shareholders in
      payment of
  distributions declared
      Class A                    9,699,962            4,613,846
      Class B                      294,993              130,570
      Class C                       82,601               33,747
   Cost of shares
      redeemed
      Class A                   (8,810,063)         (11,222,902)
      Class B                   (1,140,585)          (1,730,770)
      Class C                     (500,354)          (2,566,571)
-----------------------------------------------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM
   FUND
   SHARE TRANSACTIONS        $   8,510,975        $    (454,597)
-----------------------------------------------------------------

NET INCREASE IN NET
   ASSETS                    $  29,185,565        $   5,406,803
-----------------------------------------------------------------

                           YEAR ENDED           YEAR ENDED
NET ASSETS                 DECEMBER 31, 1999    DECEMBER 31, 1998
-----------------------------------------------------------------
At beginning of year         $  78,550,390        $  73,143,587
-----------------------------------------------------------------
AT END OF YEAR               $ 107,735,955        $  78,550,390
-----------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------
AT END OF YEAR               $          --        $          --
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                        -----------------------------------------------------------------------------------------
                                             1999(1)            1998              1997              1996              1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   year                                     $  7.500           $ 6.990           $ 8.950           $ 7.980           $ 6.880
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         $ (0.060)          $(0.055)          $(0.032)          $(0.009)          $(0.009)
Net realized and unrealized gain               3.064             1.126             0.922             1.874             1.599
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $  3.004           $ 1.071           $ 0.890           $ 1.865           $ 1.590
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain                      $ (1.114)          $(0.561)          $(2.706)          $(0.895)          $(0.490)
In excess of net realized gain                    --                --            (0.144)               --                --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $ (1.114)          $(0.561)          $(2.850)          $(0.895)          $(0.490)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR              $  9.390           $ 7.500           $ 6.990           $ 8.950           $ 7.980
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                42.30%            15.82%            14.18%            23.76%            23.31%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                          $100,009           $73,896           $73,144           $76,999           $70,456
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)                                  1.21%             1.23%             1.12%             1.04%             1.08%
   Net investment loss                         (0.77)%           (0.76)%           (0.46)%           (0.10)%           (0.12)%
Portfolio Turnover of the
   Portfolio                                     103%              116%              156%               91%               81%
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                CLASS B
                                                                  -----------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                  -----------------------------------
                                                                       1999(1)            1998
-----------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                   $14.820           $13.320
-----------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------
Net investment loss                                                    $(0.245)          $(0.162)
Net realized and unrealized gain                                         6.209             2.223
-----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                           $ 5.964           $ 2.061
-----------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------
From net realized gain                                                 $(1.114)          $(0.561)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                    $(1.114)          $(0.561)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                         $19.670           $14.820
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                          41.36%            15.74%
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                                $ 6,508           $ 3,946
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                            2.01%             2.09%
   Net investment loss                                                   (1.57)%           (1.25)%
Portfolio Turnover of the Portfolio                                        103%              116%
-----------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                CLASS C
                                                                  -----------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                  -----------------------------------
                                                                       1999(1)            1998
-----------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                   $11.000           $ 9.960
-----------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------
Net investment loss                                                    $(0.183)          $(0.241)
Net realized and unrealized gain                                         4.517             1.842
-----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                           $ 4.334           $ 1.601
-----------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------
From net realized gain                                                 $(1.114)          $(0.561)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                    $(1.114)          $(0.561)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                         $14.220           $11.000
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                          40.90%            16.44%
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                                $ 1,219           $   709
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                            2.04%             2.11%
   Net investment loss                                                   (1.61)%           (1.24)%
Portfolio Turnover of the Portfolio                                        103%              116%
-----------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Special Equities Fund (the Fund), is a diversified fund which is a series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $11,260,270 as long-term taxable gain distribution for its taxable year ended December 31, 1999.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, were amortized on the straight-line basis over five years and are fully amortized at December 31, 1999.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to make a distribution at least annually of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually substantially all of the net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                        YEAR ENDED DECEMBER 31,
                                        ------------------------
    CLASS A                             1999          1998
    ------------------------------------------------------------
    Sales                                  779,005       256,223
    Issued to shareholders electing
     to receive payments of
     distributions in Fund shares        1,165,040       653,229
    Redemptions                         (1,136,580)   (1,529,766)
    ------------------------------------------------------------
    NET INCREASE (DECREASE)                807,465      (620,314)
    ------------------------------------------------------------

                                        YEAR ENDED DECEMBER 31,
                                        ------------------------
    CLASS B                             1999          1998
    ------------------------------------------------------------
    Sales                                  126,080       120,423
    Issued to shareholders electing
     to receive payments of
     distributions in Fund shares           16,893         9,385
    Redemptions                            (78,434)     (126,187)
    Issued to EV Marathon Special
     Equities Fund shareholders                 --       262,666
    ------------------------------------------------------------
    NET INCREASE                            64,539       266,287
    ------------------------------------------------------------

                                        YEAR ENDED DECEMBER 31,
                                        ------------------------
    CLASS C                             1999          1998
    ------------------------------------------------------------
    Sales                                   57,804       172,684
    Issued to shareholders electing
     to receive payments of
     distributions in Fund shares            6,583         3,262
    Redemptions                            (43,151)     (252,164)
    Issued to EV Classic Special
     Equities Fund shareholders                 --       140,683
    ------------------------------------------------------------
    NET INCREASE                            21,236        64,465
    ------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,219 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 1999.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $30,049 and $6,888 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 1999, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $88,000 and $317,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments, equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended December 31, 1999 amounted to $119,057, $8,342, and $2,153 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $20,000 and $300 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended December 31, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $9,273,480 and $12,544,323, respectively, for the year ended December 31, 1999.

8 Transfer of Net Assets
-------------------------------------------
   On January 1, 1998, the Fund, formerly known as the EV Traditional Special Equities Fund, acquired the net assets of the EV Marathon Special Equities Fund and the EV Classic Special Equities Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Fund, at the closing, issued 262,666 Class B shares and 140,683 Class C shares of the Fund having an aggregate value of $3,498,869 and $1,401,510, respectively. As a result, the Fund issued one Class B share and one Class C share for each share of EV Marathon Special Equities Fund and EV Classic Special Equities Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Special Equities Fund's and EV Classic Special Equities Fund's net assets at the date of the transaction were $3,498,869 and $1,401,510, respectively, including $605,373 and $372,397 of unrealized appreciation. Directly after the merger, the combined net assets of the Fund were $78,043,966 with a net asset value of $6.99, $13.32 and $9.96 for Class A, Class B and Class C shares, respectively.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE SPECIAL EQUITIES FUND
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Special Equities Fund (the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 31, 2000

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.5%

         SECURITY                SHARES          VALUE
-------------------------------------------------------------
Advertising -- 2.0%
-------------------------------------------------------------
Catalina Marketing Corp.(1)        10,000        $  1,157,500
Specialized market
research.
Harte-Hanks Communications,
Inc.                               45,000             978,750
Owns and operates an
international direct
marketing company.
-------------------------------------------------------------
                                                 $  2,136,250
-------------------------------------------------------------
Auto and Parts -- 0.8%
-------------------------------------------------------------
Gentex Corp.(1)                    30,000        $    832,500
Sells automotive related
parts and smoke detectors.
-------------------------------------------------------------
                                                 $    832,500
-------------------------------------------------------------
Banks - Regional -- 3.1%
-------------------------------------------------------------
City National Corp.                40,000        $  1,317,500
Offers a wide variety of
personal and business
banking services.
Cullen/Frost Bankers, Inc.         43,000           1,107,250
The largest independent
bank holding company
in Texas.
Peoples Heritage Financial
Group, Inc.                        60,000             903,750
Operates and manages banks
in the Northeast.
-------------------------------------------------------------
                                                 $  3,328,500
-------------------------------------------------------------
Banks and Money Services -- 1.2%
-------------------------------------------------------------
Bank United Corp.                  25,000        $    681,250
Operates 70 branch bank
systems in Texas.
Nextcard, Inc.(1)                  22,000             635,250
Provides credit card
services over the Internet.
-------------------------------------------------------------
                                                 $  1,316,500
-------------------------------------------------------------
Biotechnology -- 2.9%
-------------------------------------------------------------
Genzyme Transgenics
Corp.(1)                           30,000        $    378,750
Biotechnology firm
specializing in the
engineering of proteins.
Human Genome Sciences,
Inc.(1)                             8,000           1,221,000
Researches and develops
pharmaceutical and
diagnostic products.
Sepracor, Inc.(1)                   8,000             793,500
Develops pharmaceutical
drugs.
         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Biotechnology (continued)
-------------------------------------------------------------
Transkaryotic Therapies,
Inc.(1)                            15,000        $    577,500
Biotechnology firm
specializing in the
research of gene therapies.
Vertex Pharmaceuticals,
Inc.(1)                             6,000             210,000
Develops drugs for use in
HIV, cancer and other
diseases.
-------------------------------------------------------------
                                                 $  3,180,750
-------------------------------------------------------------
Broadcasting and Cable -- 2.0%
-------------------------------------------------------------
Entercom Communications
Corp.(1)                           18,000        $  1,188,000
Radio station operator.
Hispanic Broadcasting
Corp.(1)                            7,000             645,532
Spanish-language radio
broadcasting company
Radio Unica Communications
Corp.(1)                              800              23,100
Operates and broadcasts
radio stations in Hispanic
markets.
Tivo, Inc.(1)                       9,000             303,750
Provides a service that
allows customers to store
and record television
programs.
-------------------------------------------------------------
                                                 $  2,160,382
-------------------------------------------------------------
Business Products and Services -- 1.8%
-------------------------------------------------------------
Apollo Group, Inc.(1)              28,000        $    561,750
Adult education services.
CN Maximus, Inc.(1)                40,000           1,357,500
Management consulting
group.
-------------------------------------------------------------
                                                 $  1,919,250
-------------------------------------------------------------
Business Services - Miscellaneous -- 8.0%
-------------------------------------------------------------
American Management
Systems, Inc.(1)                   15,000        $    470,625
International consulting
firm, designing
technological solutions.
Diamond Technology
Partners(1)                        21,000           1,804,687
Management consulting firm.
DoubleClick, Inc.(1)                3,000             759,187
Gathers customer
information through the
Internet.
Freemarkets, Inc.(1)                   80              27,305
Operates on-line auctions
for companies seeking
custom components.
Iron Mountain, Inc.(1)             31,000           1,218,687
One of the largest record
management companies in the
U.S.
On Assignment, Inc.(1)             25,000             746,875
Places professionals in
need of temporary help.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Business Services - Miscellaneous (continued)
-------------------------------------------------------------
Pegasus Systems, Inc.(1)           25,000        $  1,507,813
Transaction processing for
the hotel industry.
Provant, Inc.(1)                   45,000           1,136,250
Offers classroom
instruction and training
programs.
Whittman-Hart, Inc.(1)             18,000             965,250
Information technology
consulting and system
integration services.
-------------------------------------------------------------
                                                 $  8,636,679
-------------------------------------------------------------
Communications Equipment -- 5.4%
-------------------------------------------------------------
Ditech Communications
Co.(1)                              7,000        $    654,500
Provides equipment and
services for
communication enhancement.
Glenayre Technologies,
Inc.(1)                           103,000           1,165,187
Specializes in equipment
used for voice messaging.
Pinnacle Holdings, Inc.(1)         30,000           1,271,250
Owns towers used for
wireless communication.
Polycom, Inc.(1)                    8,000             509,500
Makes long-distance audio
and
data-conferencing products.
Tekelec(1)                         50,000           1,125,000
Enables networks to
integrate enhanced
services.
Terayon Communications
System(1)                          17,000           1,067,812
Speeds up and improves the
quality of
data transmissions.
-------------------------------------------------------------
                                                 $  5,793,249
-------------------------------------------------------------
Communications Services -- 1.1%
-------------------------------------------------------------
Sportsline USA, Inc.(1)            22,000        $  1,102,750
Offers sports news and
information at its website
www.sportsline.com.
Z-Tel Technologies, Inc.(1)         2,850             115,069
Provides phone services
including Internet access.
-------------------------------------------------------------
                                                 $  1,217,819
-------------------------------------------------------------
Computer Software -- 8.6%
-------------------------------------------------------------
BindView Development
Corp.(1)                           12,000        $    596,250
Makes system management and
security software for
computer networks.
Breakaway Solutions,
Inc.(1)                               300              21,900
Provides Internet business
and customer
relationship services.
Brio Technology, Inc.(1)           18,000             756,000
Produces software for
information analysis.
         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Computer Software (continued)
-------------------------------------------------------------
Crossroads Systems, Inc.(1)           300        $     25,350
Makes and distributes
routers for use in Storage
Area Networks.
CSG Systems International,
Inc.(1)                            16,000             638,000
Helps automate billing and
customer
service transactions.
Exchange Applications,
Inc.(1)                            18,000           1,005,750
Marketing automation
software.
HNC Software, Inc.(1)               8,000             846,000
Provides software which
detects debit and credit
card fraud and manages
retail inventories.
Micros Systems, Inc.(1)            14,000           1,036,000
Makes computer systems that
track business operations.
National Computer System,
Inc.                               35,000           1,316,875
Creates, tests and scores
tests, applications
and profiles.
Razorfish, Inc.(1)                 11,500           1,093,890
Specializes in Internet
development
and consultation.
Smartdisk Corp.(1)                 13,000             425,750
Develops products that
enable data to be shared
over the Internet.
Tibco Software, Inc.(1)             7,000           1,071,000
Enables businesses to
connect resources with
customers over the
Internet.
Wind River Systems, Inc.(1)        13,000             476,532
Makes operating systems for
computer
intelligence products.
-------------------------------------------------------------
                                                 $  9,309,297
-------------------------------------------------------------
Distribution -- 1.6%
-------------------------------------------------------------
United Stationers(1)               60,000        $  1,713,750
Wholesaler of office
supplies and equipment.
-------------------------------------------------------------
                                                 $  1,713,750
-------------------------------------------------------------
Education -- 1.7%
-------------------------------------------------------------
Career Education Corp.(1)          17,000        $    652,375
Operates and owns private,
post
secondary institutions.
Devry, Inc.(1)                     61,700           1,149,162
Higher education company.
-------------------------------------------------------------
                                                 $  1,801,537
-------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

         SECURITY                SHARES          VALUE
-------------------------------------------------------------
Electrical Equipment -- 1.1%
-------------------------------------------------------------
Micrel, Inc.(1)                    20,000        $  1,138,750
Designs and sells analog
integrated circuits.
-------------------------------------------------------------
                                                 $  1,138,750
-------------------------------------------------------------
Electronics - Instruments -- 1.6%
-------------------------------------------------------------
Cognex Corp.(1)                    27,000        $  1,053,000
Provides machine vision
systems which are used to
automate the manufacturing
process.
Helix Technology Corp.             16,025             718,120
Develops technology used in
the manufacturing of
electronic components.
-------------------------------------------------------------
                                                 $  1,771,120
-------------------------------------------------------------
Electronics - Semiconductors -- 6.8%
-------------------------------------------------------------
Applied Micro Circuits
Corp.(1)                            5,000        $    636,250
Provides semiconductor
chips which move large
amounts of information at
high speeds.
Dallas Semiconductor Corp.         27,000           1,739,812
Designs, manufactures, and
markets electronic chips
and chip-based subsystems.
Dupont Photomasks, Inc.(1)         20,000             965,000
Provides equipment to
semiconductor manufacturers.
Microchip Technology,
Inc.(1)                            15,000           1,026,562
Manufactures specialized
semiconductors.
Millipore Corp.                    35,000           1,351,875
Makes products that analyze
and purify fluids.
PMC-Sierra, Inc.(1)                 3,000             480,937
Provides high speed
internetworking
component solutions.
Qlogic Corp.(1)                     7,000           1,119,125
Manufactures circuits and
adapter boards.
-------------------------------------------------------------
                                                 $  7,319,561
-------------------------------------------------------------
Entertainment -- 0.7%
-------------------------------------------------------------
Speedway Motorsports,
Inc.(1)                            27,000        $    750,937
Owns and operates "Atlanta
Motor Speedway", "Bristol
Motor Speedway", "Charlotte
Motor Speedway", "Texas
Motor Speedway", and
"600 Racing".
-------------------------------------------------------------
                                                 $    750,937
-------------------------------------------------------------
         SECURITY                SHARES          VALUE
-------------------------------------------------------------
Financial - Specialty -- 0.1%
-------------------------------------------------------------
Profit Recovery Group
International(1)                    5,000        $    132,813
Provides recovery audit
services to
large corporations.
-------------------------------------------------------------
                                                 $    132,813
-------------------------------------------------------------
Health Services -- 2.4%
-------------------------------------------------------------
MedicaLogic, Inc.(1)                1,300        $     27,300
Provides software that
stores medical records on
the Internet.
MedQuist, Inc.(1)                  20,000             516,250
Provides electronic
transcription and data
management services to the
healthcare industry.
MiniMed, Inc.(1)                   19,800           1,450,350
Developer and manufacturer
of medical devices focusing
on diabetics.
Province Healthcare Co.(1)         32,000             608,000
Acquires and operates rural
hospitals.
-------------------------------------------------------------
                                                 $  2,601,900
-------------------------------------------------------------
Information Services -- 12.1%
-------------------------------------------------------------
Acxiom Corp.(1)                    50,000        $  1,200,000
Database information
services.
Affiliated Computer
Services, Inc., Class A(1)         41,850           1,925,100
Nationwide provider of
information
processing services.
BISYS Group, Inc. (The)(1)         29,000           1,892,250
Services financial
institutions with computer,
administrative and
marketing support data
processing services.
Dendrite International(1)          10,000             338,750
Produces marketing
software.
Eclipsys Corp.(1)                  11,000             281,875
Markets healthcare
information.
Hooper Holmes, Inc.                22,000             566,500
Provides health information
services.
IDX Systems Corp.(1)               36,000           1,125,000
Healthcare information
systems.
Jupiter Communication(1)           15,000             453,750
Provides analysis and data
about the Internet.
Marimba Software(1)                 5,000             230,312
Makes software that allows
companies to install and
update software
applications.
Peregrine Systems, Inc.(1)         12,000             991,500
Creates software to aid in
managing and monitoring
business through the use of
a network.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Information Services (continued)
-------------------------------------------------------------
Phoenix Technology Ltd.(1)         65,000        $  1,027,813
Provider of software that
controls the communication
between computer hardware
and operating systems.
Quotesmith.Com, Inc.(1)            45,000             511,875
Provides quotes for
insurance related purposes
over the Internet.
Remedy Corp.(1)                    18,000             852,750
Help desk management
software.
Sapient Corp.(1)                    4,000             563,750
Provides custom based
software.
Scient Corp.(1)                    12,000           1,037,250
Provides Internet and
technology
consulting services.
-------------------------------------------------------------
                                                 $ 12,998,475
-------------------------------------------------------------
Insurance -- 0.6%
-------------------------------------------------------------
Reinsurance Group of
America, Inc.                      25,370        $    704,018
Provides life insurance in
North America.
-------------------------------------------------------------
                                                 $    704,018
-------------------------------------------------------------
Lodging and Gaming -- 0.6%
-------------------------------------------------------------
Mandalay Resort Group(1)           32,000        $    644,000
Owns and operates casinos
and hotels.
-------------------------------------------------------------
                                                 $    644,000
-------------------------------------------------------------
Machinery -- 0.5%
-------------------------------------------------------------
Varco International,
Inc.(1)                            52,000        $    529,750
International manufacturer
of oil and gas equipment.
-------------------------------------------------------------
                                                 $    529,750
-------------------------------------------------------------
Medical Products -- 3.7%
-------------------------------------------------------------
Arthocare Corp.(1)                  5,000        $    305,000
Provides equipment used for
ease in
performing surgeries.
Haemonetics Corp.(1)               60,000           1,428,750
Designs and manufactures
equipment for the
collection, processing and
surgical salvage of blood.
Novoste Corp.(1)                   41,798             689,667
Provides equipment for use
in medical procedures.
Resmed, Inc.(1)                    22,000             918,500
Makes devices that help
diagnose and treat
obstructive sleep apnea.
         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Medical Products (continued)
-------------------------------------------------------------
Steris Corp.(1)                    60,000        $    618,750
Allows healthcare
professionals to sterilize
surgical devices.
-------------------------------------------------------------
                                                 $  3,960,667
-------------------------------------------------------------
Metals - Industrial -- 1.3%
-------------------------------------------------------------
Steel Dynamics, Inc.(1)            15,000        $    239,063
Owns and operates a steel
minimill that produces
thin-slab/flat-rolled
steel.
Stillwater Mining Co.(1)           35,000           1,115,625
Explores, develops and
mines platinum
and palladium.
-------------------------------------------------------------
                                                 $  1,354,688
-------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.6%
-------------------------------------------------------------
Core Laboratories NV(1)            30,000        $    601,875
Analyzes petroleum fluids
for oil companies.
-------------------------------------------------------------
                                                 $    601,875
-------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.4%
-------------------------------------------------------------
Cross Timbers Oil Co.              85,000        $    770,313
Emerging growth energy
company with good
exploration track record.
EOG Resources, Inc.                15,000             263,438
Oil & gas exploration
company.
Louis Dreyfus Natural
Gas(1)                             45,940             832,663
Niche developer and driller
of gas properties.
Newfield Exploration Co.(1)        40,000           1,070,000
Acquires and develops
energy properties in
domestic U.S.
Noble Affiliates, Inc.             32,000             686,000
Explores and produces oil
and gas in the United
States, Canada and Africa.
Nuevo Energy Co.(1)                50,000             937,500
Explores and produces
natural gas and oil.
Santa Fe Snyder Corp.(1)           28,700             229,600
Explores and develops oil
and gas fields in the
United States and Mexico.
Stone Energy Corp.(1)              14,000             498,750
Acquires and develops oil
and natural gas in the Gulf
Coastal basin.
Titan Exploration, Inc.(1)         24,500             133,219
Operates oil & gas
properties.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-------------------------------------------------------------
Vintage Petroleum, Inc.(1)         31,000        $    373,938
Buys oil producing
properties in the U.S. and
South America.
-------------------------------------------------------------
                                                 $  5,795,421
-------------------------------------------------------------
Other Financial -- 1.5%
-------------------------------------------------------------
Waddell & Reed Financial,
Inc., Class A                      60,000        $  1,627,500
Asset management services.
-------------------------------------------------------------
                                                 $  1,627,500
-------------------------------------------------------------
Publishing -- 0.6%
-------------------------------------------------------------
Central Newspapers, Inc.,
Class A                            16,600        $    653,625
Publishes the Arizona
Republic, the Arizona
Business Gazette, the
Indianapolis Star, the
Indianapolis News, and
community newspapers in
Indiana and Louisiana.
-------------------------------------------------------------
                                                 $    653,625
-------------------------------------------------------------
Retail - Food and Drug -- 4.1%
-------------------------------------------------------------
Applebees International,
Inc.                               35,000        $  1,032,500
Casual dining restaurant
chain.
Duane Reade, Inc.(1)               30,000             826,875
Drug store chain.
Papa John's International,
Inc.(1)                            30,000             781,875
Rapidly growing restaurant
chain.
Sonic Corp.(1)                     30,000             855,000
Largest chain of service
drive-ins in the U.S.
Wild Oats Markets, Inc.(1)         40,000             887,500
Natural foods supermarket
chain.
-------------------------------------------------------------
                                                 $  4,383,750
-------------------------------------------------------------
Retail - Specialty and Apparel -- 4.2%
-------------------------------------------------------------
American Eagle
Outfitters(1)                      12,000        $    540,000
Sells collegiate-style
casual apparel.
Cutter & Buck, Inc.(1)             11,000             167,063
Sells golf-related apparel.
Ethan Allen Interiors, Inc.        30,000             961,875
Manufactures home
furnishings.
Mens Wearhouse, Inc.
(The)(1)                           62,000           1,821,250
Specialty apparel chain.
O'Reilly Automotive,
Inc.(1)                            22,000             473,000
Supplier of automotive
equipment and accessories.
         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Retail - Specialty and Apparel (continued)
-------------------------------------------------------------
Talbots, Inc.                      13,000        $    580,125
Sells classic-style apparel
and accessories.
-------------------------------------------------------------
                                                 $  4,543,313
-------------------------------------------------------------
Semiconductor Equipment -- 0.3%
-------------------------------------------------------------
PRI Automation, Inc.(1)             5,000        $    335,625
Material handling equipment
for high cost semiconductor
wafers.
-------------------------------------------------------------
                                                 $    335,625
-------------------------------------------------------------
Software Services -- 5.0%
-------------------------------------------------------------
Advent Software, Inc.(1)           10,500        $    676,594
Provides software
integrating the investment
management process.
Art Technology Group,
Inc.(1)                               200              26,000
Helps businesses manage and
build e-commerce Web sites.
Broadbase Software, Inc.(1)        10,000           1,125,000
Makes software that
integrates and analyzes
customer information.
Commerce One, Inc.(1)               2,900             569,850
Offers software and
services for e-commerce.
E.piphany, Inc.(1)                  2,400             535,500
Makes software for use in
company analysis, database
marketing and e-commerce.
E-Stamp Corp.(1)                      300               6,675
Provides Internet postage
software for
small businesses.
Great Plains Software,
Inc.(1)                            24,000           1,794,000
Manufactures accounting
programs for small to
midsized companies.
Proxicom, Inc.(1)                   1,700             211,331
Provides software and
services for e-commerce.
Verity, Inc.(1)                    10,900             463,931
Makes software for
accessing information in
multiple formats.
-------------------------------------------------------------
                                                 $  5,408,881
-------------------------------------------------------------
Solid Waste -- 0.5%
-------------------------------------------------------------
Casella Waste Systems,
Inc., Class A(1)                   30,000        $    566,250
Collects non-hazardous
waste.
-------------------------------------------------------------
                                                 $    566,250
-------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

         SECURITY                SHARES          VALUE
-------------------------------------------------------------
Telecommunication Equipment -- 0.1%
-------------------------------------------------------------
Next Level Communications,
Inc.(1)                               800        $     59,900
Offers technology that
speeds the transmission of
voice and data.
-------------------------------------------------------------
                                                 $     59,900
-------------------------------------------------------------
Telecommunications Services -- 1.3%
-------------------------------------------------------------
Adelphia Business
Solutions, Inc.(1)                 25,000        $  1,200,000
Telecommunication service
provider.
GRIC Communications,
Inc.(1)                            10,200             258,825
Internet service provider.
-------------------------------------------------------------
                                                 $  1,458,825
-------------------------------------------------------------
Transportation -- 1.2%
-------------------------------------------------------------
Swift Transportation Co.,
Inc.(1)                            75,000        $  1,321,875
Regional truckload carrier
offering computerized
tracking services.
-------------------------------------------------------------
                                                 $  1,321,875
-------------------------------------------------------------
Total Common Stocks
   (identified cost $75,127,967)                 $104,009,982
-------------------------------------------------------------

COMMERCIAL PAPER -- 3.6%

                                 PRINCIPAL
                                 AMOUNT
                                 (000'S
         SECURITY                OMITTED)        VALUE
-------------------------------------------------------------
SBC Communications, Inc.,
4.70%, 1/3/00                     $ 3,892        $  3,890,984
-------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $3,890,984)               $  3,890,984
-------------------------------------------------------------
Total Investments -- 100.1%
   (identified cost $79,018,951)                 $107,900,966
-------------------------------------------------------------
Other Assets, Less Liabilities -- (0.1)%         $    (77,584)
-------------------------------------------------------------
Net Assets -- 100.0%                             $107,823,382
-------------------------------------------------------------

Company descriptions are unaudited.

(1)      Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
-----------------------------------------------------------
Investments, at value
   (identified cost, $79,018,951)              $107,900,966
Cash                                                  1,971
Receivable for investments sold                     197,493
Dividends receivable                                 12,108
-----------------------------------------------------------
TOTAL ASSETS                                   $108,112,538
-----------------------------------------------------------

Liabilities
-----------------------------------------------------------
Payable for investments purchased              $    259,766
Accrued expenses                                     29,390
-----------------------------------------------------------
TOTAL LIABILITIES                              $    289,156
-----------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                       $107,823,382
-----------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                 $ 78,941,367
Net unrealized appreciation (computed on
   the basis of identified cost)                 28,882,015
-----------------------------------------------------------
TOTAL                                          $107,823,382
-----------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
-----------------------------------------------------------
Dividends                                       $   215,434
Interest                                            144,329
-----------------------------------------------------------
TOTAL INVESTMENT INCOME                         $   359,763
-----------------------------------------------------------

Expenses
-----------------------------------------------------------
Investment adviser fee                          $   511,023
Trustees fees and expenses                            7,456
Custodian fee                                        68,804
Legal and accounting services                        30,050
Amortization of organization expenses                 1,855
Miscellaneous                                         3,781
-----------------------------------------------------------
TOTAL EXPENSES                                  $   622,969
-----------------------------------------------------------

NET INVESTMENT LOSS                             $  (263,206)
-----------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
      basis)                                    $23,608,135
-----------------------------------------------------------
NET REALIZED GAIN                               $23,608,135
-----------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)          $ 8,998,971
-----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                               $ 8,998,971
-----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                $32,607,106
-----------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS      $32,343,900
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)        YEAR ENDED           YEAR ENDED
IN NET ASSETS              DECEMBER 31, 1999    DECEMBER 31, 1998
-----------------------------------------------------------------
From operations --
   Net investment loss       $    (263,206)       $    (198,515)
   Net realized gain            23,608,135            8,602,338
   Net change in
      unrealized
      appreciation
      (depreciation)             8,998,971            3,223,464
-----------------------------------------------------------------
NET INCREASE IN NET
   ASSETS FROM OPERATIONS    $  32,343,900        $  11,627,287
-----------------------------------------------------------------
Capital transactions --
   Contributions             $   9,273,480        $   5,783,708
   Withdrawals                 (12,544,323)         (16,629,759)
-----------------------------------------------------------------
NET DECREASE IN NET
   ASSETS FROM
   CAPITAL TRANSACTIONS      $  (3,270,843)       $ (10,846,051)
-----------------------------------------------------------------

NET INCREASE IN NET
   ASSETS                    $  29,073,057        $     781,236
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of year         $  78,750,325        $  77,969,089
-----------------------------------------------------------------
AT END OF YEAR               $ 107,823,382        $  78,750,325
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------
                                        1999          1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------
Expenses                                  0.76%         0.76%         0.75%         0.76%         0.77%
Net investment income (loss)             (0.32)%       (0.26)%       (0.10)%        0.18%         0.19%
Portfolio Turnover                         103%          116%          156%           91%           81%
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                    $107,823       $78,750       $77,969       $82,947       $73,940
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (formerly Special Investment Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 1999, $229 credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years and are fully amortized at December 31, 1999.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   services rendered to the Portfolio. The fee is at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended December 31, 1999, the fee amounted to $511,023. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $82,627,410 and $87,883,679, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                               $79,318,671
    --------------------------------------------------------
    Gross unrealized appreciation                $30,634,093
    Gross unrealized depreciation                 (2,051,798)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION                  $28,582,295
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1999.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 1999 there were no outstanding obligations under these financial instruments.

8 Name Change
-------------------------------------------
   On May 1, 1999, Special Investment Portfolio changed its name to Special Equities Portfolio.

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SPECIAL EQUITIES PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio, formerly the Special Investment Portfolio (the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 31, 2000

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE SPECIAL EQUITIES FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SPECIAL EQUITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF
SPECIAL EQUITIES PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF
EATON VANCE SPECIAL EQUITIES FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Global Fund Services
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

EATON VANCE SPECIAL EQUITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

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   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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172-12/99                                                           SESRC-12/99